Description of Organization and Business Operations (Tables)	12 Months Ended
Dec. 31, 2025
Titan Pharmaceuticals Inc [Member]
Schedule of Antidilutive Securities Excluded from Computation of Net Loss Per Common Share

	December 31,
	2025	2024
Weighted-average anti-dilutive common shares resulting from convertible preferred stock	-	593
Weighted-average anti-dilutive common shares resulting from convertible notes	-	7
Weighted-average anti-dilutive common shares resulting from stock options and awards	-	92
Weighted-average anti-dilutive common shares resulting from warrants	-	477
	-	1,169